Consolidated Balance Sheets ¥ in Millions, $ in Millions		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents		¥ 108,350	$ 14,844	¥ 71,892
Restricted cash		7,366	1,009	7,506
Short-term investments		125,645	17,213	118,254
Accounts receivable, net		25,596	3,507	20,302
Advance to suppliers		7,619	1,044	2,753
Inventories, net		89,326	12,238	68,058
Prepayments and other current assets		15,951	2,185	15,639
Assets held for sale		2,040	279	1,292
Total current assets		386,698	52,977	307,810
Non-current assets
Property, equipment and software, net		82,737	11,335	70,035
Construction in progress		6,164	845	9,920
Intangible assets, net		7,793	1,068	6,935
Land use rights, net		36,833	5,046	39,563
Operating lease right-of-use assets		24,532	3,361	20,863
Goodwill		25,709	3,522	19,980
Investments in equity investees		56,850	7,788	56,746
Marketable securities and other investments		59,370	8,134	80,840
Deferred tax assets		2,459	337	1,744
Other non-current assets		9,089	1,245	14,522
Total non-current assets		311,536	42,681	321,148
Total assets		698,234	95,658	628,958
LIABILITIES (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB40,607 million and RMB42,197 million as of December 31, 2023 and 2024, respectively.)
Short-term debts		7,581	1,039	5,034
Accounts payable		192,860	26,422	166,167
Advance from customers		32,437	4,443	31,625
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB182 million and nil as of December 31, 2023 and 2024, respectively.)		2,097	287	2,097
Taxes payable		9,487	1,300	7,313
Accrued expenses and other current liabilities		45,985	6,300	43,533
Operating lease liabilities		7,606	1,042	7,755
Liabilities held for sale		101	14	506
Total current liabilities		299,521	41,034	265,650
Non-current liabilities
Deferred revenues		502	69	964
Unsecured senior notes		24,770	3,393	10,411
Deferred tax liabilities		9,498	1,301	9,267
Long-term borrowings		31,705	4,344	31,555
Operating lease liabilities		18,106	2,481	13,676
Other non-current liabilities		835	114	1,055
Total non-current liabilities		85,416	11,702	66,928
Total liabilities		384,937	52,736	332,578
Commitments and contingencies
MEZZANINE EQUITY		484	66	614
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,860,222,213 Class A ordinary shares issued and 2,820,978,543 outstanding, 323,212,124 Class B ordinary shares issued and 316,685,372 outstanding as of December 31, 2023; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024.)	[1]	0	0	0
Additional paid-in capital		182,404	24,989	184,204
Statutory reserves		6,688	916	6,109
Treasury stock		(27,739)	(3,800)	(3,409)
Retained earnings		76,573	10,491	44,051
Accumulated other comprehensive income		1,421	195	903
Total JD.com, Inc. shareholders' equity		239,347	32,791	231,858
Non-controlling interests		73,466	10,065	63,908
Total shareholders' equity		312,813	42,856	295,766
Total liabilities, mezzanine equity and shareholders' equity		698,234	95,658	628,958
Related Party
Current assets
Amount due from related parties		4,805	658	2,114
LIABILITIES (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB40,607 million and RMB42,197 million as of December 31, 2023 and 2024, respectively.)
Amount due to related parties		¥ 1,367	$ 187	¥ 1,620

[1]	Absolute value is less than RMB1 million or US$1 million.